Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 1 – Summary of Significant Accounting Policies

The principal accounting policies adopted in the preparation of the financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

For the purpose of these consolidated financial statements, intercompany accounts, transactions, and profits are eliminated on consolidation.

Description of Business and General information

Tritium DCFC Limited (“Tritium DCFC” or “Group”) is in the business of development, design, testing and manufacturing of innovative power electronic systems and renewable energy solutions.

On May 25, 2021, Tritium DCFC entered into a Business Combination agreement (the “Business Combination Agreement” or “BCA”) with Tritium Holdings Pty Ltd (“Legacy Tritium” or “Tritium Holdings”) and Decarbonization Plus Acquisition Corporation II (“DCRN”). On January 13, 2022 (the “Closing Date”), the BCA was consummated and Tritium Holdings and DCRN became wholly owned subsidiaries of Tritium DCFC (the “Business Combination”).

Principles of consolidation

The Business Combination was accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with accounting principles generally accepted in the United States. Under this method of accounting, Tritium DCFC and DCRN have been treated as the “acquired” companies for financial reporting purposes. For accounting purposes, Tritium Holdings has been deemed to be the accounting acquirer in the transaction and, consequently, the transaction has been treated as a recapitalization of Tritium Holdings (i.e., a capital transaction involving the issuance of shares by Tritium Holdings for the net assets of DCRN, accompanied by a recapitalization of Tritium Holdings). Consequently, Tritium Holdings has been deemed the accounting predecessor, meaning that Tritium Holdings’ consolidated assets, liabilities and results of operations have become the historical financial statements of the Group.

Additional details related to the accounting for the BCA have been disclosed in the consolidated financial statements of Tritium DCFC Limited for the year ended June 30, 2022. Further information is included in Note 30.

Subsidiaries

Subsidiaries are all entities (including structured entities) over which the Company[8] has control. All subsidiaries except for DCRN have a reporting year end of June 30. DCRN has a reporting year end of December 31. We present our consolidated financial statements on the basis of our fiscal year ending June 30. All references to years in these consolidated financial statements refer to the fiscal year ending or ended on June 30 of that year.

Presentation

The financial statements are presented in United States dollars which is the consolidated Group’s elected reporting currency. All amounts disclosed in the financial statements relate to the Group unless otherwise stated. The financial statements have been prepared on the historical cost basis, except for derivative financial instruments and warrant liabilities that have been measured at fair value and share-based compensation. Amounts in the consolidated financial statements have been rounded off to the nearest thousand dollars, unless otherwise stated.

[8] Being the parent entity of the Tritium DCFC Group.

Going concern

The Group incurred an operating loss after income tax of $121.4 million (June 30, 2022: $128.9 million) and operating cash outflows of $162.4 million (June 30, 2022: $86.8 million) for the year ended June 30, 2023. At June 30, 2023 the Group had net current liabilities of $20.5 million, and a total shareholders’ deficit of $143.7 million (June 30, 2022: $41.9 million). In addition, the Group has sought and received a number of waivers from its lenders for failing to meet obligations under their debt agreements during the financial year ended June 30, 2023 (refer to Note 15 and Note 31 for details) and has been required to enter into arrangements with key creditors to support working capital management initiatives.

This financial position has arisen as the Group has primarily funded its operating cash outflows in the period to June 30, 2023 through raising debt from various external sources. These external borrowing facilities require the Group to maintain minimum liquidity reserve levels throughout the term of the arrangements, as well as to be in compliance with debt covenants commencing in March 2024.

The Board approved cashflow forecasts for the Group indicate that the Group will continue to incur operating cash outflows for at least 12 months from the date of this report to fund its operations.

Subsequent to June 30, 2023, the Group entered into a securities purchase agreement (as amended on September 18, 2023, the “Preference Shares SPA”) for Series A redeemable convertible preference shares, (“Preference Shares”), with an institutional investor (the “Preference Shares Offering”) (refer to Note 31), raising an initial $25 million, with an option for subsequent tranches (total facility is $75 million), subject to conditions. An amount of $22.6m (net of transaction costs) was provided in escrow on September 13, 2023, and will be released from escrow upon the satisfaction of conditions which the Group expects to meet. Successful conversion to ordinary shares is subject to equity market and default conditions in the agreement, and in some circumstances, cash redemption may be required (refer to Note 31). The Group expects that the Preference Shares will be fully converted into the Group’s ordinary shares over the next 120 days.

Although the additional funding from the Preference Shares SPA has been secured (subject to escrow conditions), the Board approved cashflow forecasts indicate that the Group will need additional capital in the short term to fund its financing obligations, settle current liability obligations as they fall due, strengthen the Group's balance sheet, and meet bank covenants.

As a result of the above factors, the ability of the Group to continue as a going concern is dependent on a number of factors including its ability to:

●	meet the Board approved cashflow forecasts, including timely receipt of payments from customers, and the ability to effectively manage working capital;
●	raise sufficient funding in the short term to meet its current obligations, and settle current liability obligations as they fall due;
●	receive the ongoing support of its lenders and shareholders;
●	meet, renegotiate or defer the obligations in its debt agreements, including in relation to the minimum liquidity reserve levels and bank covenants (commencing in March 2024) as outlined in Note 15;
●	meet the conditions for release of the institutional investor funds from escrow; and
●	fund any cash redemption requirements that may arise under the institutional investor convertible preference share facility.

The Group is currently assessing funding options from various external sources and management and the Board of Directors consider it has reasonable grounds to believe that they can raise additional capital in the timeframes and quantum required. However, there is no guarantee that additional capital raisings will be completed, will provide sufficient funding, or that funding will be obtained on terms acceptable to the Group, if at all.

The above events and conditions raise substantial doubt about the Group’s ability to continue as a going concern and therefore the Group may be unable to realize its assets and discharge its liabilities in the normal course of business.

In determining the Group’s ability to continue as a going concern, the Board of Directors has considered the following:

●	Demand for goods: The demand for products provided by the Group has increased significantly over the past year and is forecasted to continue. The Group had a sales backlog of $99 million as of June 30, 2023, which is the basis for continued revenue growth into fiscal year 2024. The Group has invested heavily in its inventory balance to fulfill these sales orders, supporting an accelerated production ramp.
●	Path to profitability: The Group’s scale in the first half of calendar year 2023 is driving positive gross margin for its products and the ability for it to fund its own working capital requirements in future periods.
●	Support from lenders and shareholders: The Group has demonstrated an ability to raise capital over a long period of time, stretching back to 2012, to fund R&D and operational expansion through loss-making periods. St Baker Group, Tritium’s largest shareholder, has injected debt and equity on more than 11 separate occasions since 2013. This has included $70 million in the 12 months to June 30, 2023. During the twelve months to June 30, 2023, the Group was successful in raising $130 million through three debt facilities, as well as the additional $25 million through the Preference Shares SPA executed post-June 30, 2023. The Preference Shares SPA also provides for a potential further $50 million of Preference Shares to be issued, for a total of $75 million of Preference Shares, subject to conditions. This has demonstrated the Group’s continued relationships with debt lenders to provide the necessary funding to support the Group’s increased production and cash flow requirements over the next twelve months.
●	Customer wins: The Group continues to solidify its position as the #1 supplier of DC fast chargers in the US (#2 position globally across ANZ, US and Europe), and is expecting a strong increase in revenue this year. With the investment in the Tennessee factory already made, the Group is well-positioned to benefit from demand for Buy America-compliant EV fast chargers, driven by funding from the National Electric Vehicle Infrastructure (“NEVI”) Formula Program and the Inflation Reduction Act.
●	Regulatory or operational framework: The Group has made significant progress improving the operational structure, controls and processes, as well as hiring key talent in critical business functions. There are no major changes to the Group’s operational framework, including supplier management, customer mix, and the Group’s workforce, that are expected for the foreseeable future.

In considering the circumstances above, management and the Directors believe the Group will be successful in the above matters as the Group and its ultimate parent have a strong history of being able to raise capital from debt and equity sources and accordingly, that the going concern basis of preparation is appropriate.

Should the Group be unable to continue as a going concern, it may be required to realize its assets and extinguish its liabilities other than in the ordinary course of business, and at amounts that differ from those stated in the financial statements. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts or classification of liabilities and appropriate disclosures that may be necessary should the Group be unable to continue as a going concern.

New and Amended Standards Adopted by the Group

In November 2021, the FASB issued ASU No. 2021-10, “Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance,” which requires entities to disclose annually its transactions with a government accounted for by applying a grant or contribution accounting model by analogy. The disclosure requirement includes information about the nature of the transactions and the related accounting policy used to account for the transactions, the line items on the balance sheet and income statement that are affected by the transactions, and the amounts applicable to each financial statement line, and significant terms and conditions of the transactions, including commitments and contingencies. The guidance became effective for the Company on July 1, 2022 and was adopted prospectively, but did not have any impact on the Group’s disclosures as it has not received government assistance during the year ended June 30, 2023.

In May 2021, the FASB issued Accounting Standards Update (“ASU 2021-04”) “Earnings Per Share (Topic 260)”and is effective for fiscal years beginning after December 15, 2021. This amendment provides that for an entity that presents earnings per share (EPS) in accordance with Topic 260, the effects of a modification or an exchange of a freestanding equity-classified written call option that is recognized as a dividend should be an adjustment to net income (or net loss) in the basic EPS calculation. The adoption of this standard did not have any impact on the Group’s consolidated financial statements.

In August, 2020, the FASB issued Accounting Standards Update (“ASU 2020-06”) “Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40)”. The amendments are effective for fiscal years beginning after December 15, 2021. The amendments in this update affect entities that issue convertible instruments and/or contracts indexed to and potentially settled in an entity’s own equity. The new ASU eliminates the beneficial conversion and cash conversion accounting models for convertible instruments. It also amends the accounting for certain contracts in an entity’s own equity that are currently accounted for as derivatives because of specific settlement provisions. In addition, the new guidance modifies how particular convertible instruments and certain contracts that may be settled in cash or shares, impact the diluted EPS computation. The Group expects to apply the exemption available under Section 7(a)(2)(B) of the Securities Act and adopt ASU 2020-06 for fiscal years beginning after December 15, 2023.

Recently issued accounting standards

In October 2021, the FASB issued Accounting Standards Update (“ASU 2021-08”) “Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers” and is effective for fiscal years beginning after December 15, 2022. This amendment requires that an entity (acquirer) recognize, and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts. The Group does not expect that the adoption of this standard will have a material impact on their financial statements.

On March 29, 2023, the FASB issued Accounting Standards Update (ASU) 2023-02, “Investments – Equity Method and Joint Ventures (Topic 323)” and is effective for reporting periods beginning after December 15, 2023, for public business entities. This amendment allows entities to elect the proportional amortization method, on a tax-credit-program-by-tax-credit-program basis, for all equity investments in tax credit programs meeting the eligibility criteria. While the ASU does not significantly alter the existing eligibility criteria, it does provide clarifications to address existing interpretive issues. It also prescribes specific information reporting entities must disclose about tax credit investments each period. Entities will have the option of applying the ASU using either a modified retrospective or retrospective adoption approach. For some changes related to existing low-income-housing tax credit (LIHTC) investments, prospective application is permitted. The Group does not currently have any equity method investments or joint venture arrangements.

On March 27, 2023, the FASB issued ASU 2023-01, which amends certain provisions of ASC 842, “Leases (Topic 842) - Common Control Arrangements” and is effective for fiscal years beginning after December 15, 2023. The amendment in this update applies to arrangements between related parties under common control. Specifically, the ASU offers private companies, as well as not-for-profit entities that are not conduit bond obligors, a practical expedient that gives such entities the option of using the written terms and conditions of a common-control arrangement when determining (1) whether a lease exists and (2) the subsequent accounting for the lease, including the lease’s classification. In addition, the ASU amends the accounting for leasehold improvements in common-control arrangements for all entities. The Group does not have any lease arrangements with entities under common control.

The FASB has issued Accounting Standards Update (ASU) No. 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”, and is effective for reporting periods beginning after December 15, 2023, for public business entities, to increase comparability of financial information for entities that hold equity securities with contractual restrictions prohibiting the sale of the securities. Currently, there is diversity in practice on the application of a discount to measure fair value when securities have such contractual restrictions. The ASU provides clarity related to this matter. The ASU also adds disclosure requirements related to contractual sale restrictions. The group does not have Equity Securities subject to contractual sale restrictions.

a)	Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Significant items subject to such estimates and assumptions include but are not limited to: determining the lease term of contracts with renewal and termination options, discount rates, share-based compensation, estimation of the fair value of derivatives and warrants, estimation of useful lives of assets, impairment of assets, taxes, employee benefits provisions and warranty provision. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates due to risks and uncertainties and may be material.

b)	Revenue recognition

Revenue from contracts with customers

Revenue is recognized when or as the control of the goods or services are transferred to the customer. Depending on the terms of the contract, control of the goods or services may be transferred over time or at a point in time. If control of the goods or services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards satisfying the performance obligation, otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.

Contracts with customers may include more than one performance obligation. For such arrangements, the Group allocates the contract price to each distinct performance obligation based on relative standalone selling price. All revenue is stated net of the amount of taxes. The specific recognition criteria described below must also be met before revenue is recognized.

Where applicable, the Group has elected to apply the practical expedient available under ASC 606 Revenue from Contracts with Customers on all sales of goods and has not adjusted the promised amount of consideration for the effects of a significant financing component.

Sale of hardware revenue

The Group generates revenue from the sale of electric vehicle chargers. The contracts with customers include distinct performance obligations relating to the sale of goods and other related services. The overall contract price is allocated to the distinct performance obligations based on the relative standalone selling price. Revenue from the sale of electric vehicle chargers is recognized at a point in time when the Group transfers control of the assets to the customer.

The Group also provides for standard warranty rights as required by the local jurisdictions for general repairs for either two or three years on all electric vehicle chargers sold. This standard warranty is not considered to be a separate performance obligation. The estimated warranty costs are recognized as a liability when the Group transfers control of the goods to a customer.

The Group has elected the accounting policy choice available under ASC 606 Revenue from Contracts with Customers to account for shipping and handling activities as activities to fulfil the promise to transfer the good. Where the policy choice is applied, related costs of those shipping and handling activities are accrued upon revenue recognition.

Rendering of services revenue

The Group generates revenue from services in relation to installation, maintenance, and training. Generally, revenue in relation to rendering of services is recognized when the service has been provided, either over time or at a point in time. The Group recognizes the material portion of their revenue from services at a point of time when the service is delivered (i.e., For installation and repairs). However, if the service is performed over a period of time and if the outcome can be estimated reliably, then the stage of completion of the services based on an input method (i.e., costs incurred) is used to determine the appropriate level of revenue to be recognized in the period.

The Group provides an extended warranty to its customers for an additional fee. Extended warranty revenue is recognized as a contract liability on receipt and recognized over the period in which the service is provided based on the time elapsed (this commences after the standard warranty expires).

Bill-and-hold transactions

In certain circumstances, the Group’s customers may request the Group to store products on the customer’s behalf until the customer is ready to collect or have the goods delivered to their specified location. This may arise if customers are not ready to take delivery as a result, generally, of delays in their site construction and rollout or obtaining necessary customs clearances. In these situations, the transfer of control of these products to the customer occurs when the finished products are ready for delivery to the customer. In assessing the transfer of control in these “bill-and-hold” arrangements, we assess whether the Group

●	billed the customers in full;
●	made the products available for the customer, end of line testing of the product is completed and notification made of the completion of manufacture;
●	identified the product physically and systematically as belonging to a specific customer and segregated in our warehouse; and
●	does not have the ability to direct the product to a different customer.

In assessing bill-and-hold arrangements, the Group is required to make a judgement on whether there is commercial substance to the customer’s request and that the customer agrees that control has passed and the Group has the right to bill the customer.

Costs to obtain a contract

Costs to obtain a contract mainly relate to commissions paid to the Group’s sales personnel. As contract costs related to sales are typically fulfilled within one year, the costs to obtain a contract are expensed as incurred. Amounts billed to customers related to shipping and handling are classified as revenue. The cost for freight and shipping are recognized as an expense in cost of goods sold when control over the chargers, parts or accessories have transferred to the customer.

Contract liabilities

A contract liability balance typically arises due to allocation of a part of the consideration received to unsatisfied performance obligations, including extended warranty obligations under revenue contracts. Contract liabilities also arise due to receipt of advances from the customer, prior to satisfaction of performance obligations. The Group’s balance sheet includes customer advances and unearned revenue as contract liabilities.

Grant income

The Group received government incentives during the previous reporting periods in the form of the Job Keeper program which was a program aimed to support companies as a result of the COVID 19 pandemic. Grant income is recognized in the Consolidated Statements of Operations and Comprehensive Loss when the Group is entitled to the grant, it can be measured reliably, and it is probable that the economic benefits gained from the grant will be received. It is recognized as a liability until these conditions have been met. Government grants received by the Group are typically for the reimbursement of expenses incurred.

c)	Cost of sales

Hardware

Cost of hardware revenue includes raw materials, associated freight, production related depreciation, extended and assurance warranty costs, labor costs and overheads directly attributable to the manufacture of products.

Service and maintenance

Cost of service and maintenance revenue includes spare part materials and labor costs, including the cost of subcontractors.

d)	Product development

All costs associated with new product development are expensed as incurred, including software development costs. External use software development costs are expensed as incurred on the basis that the threshold of technical feasibility as defined in ASC 985, Software, has not been achieved. Product development costs primarily consist of employee compensation for those employees engaged in product development activities, including the development, design and testing of new products. For the year ended June 30, 2023, product development expenses are $15.5 million (2022: $14.0 million, 2021: $10.5 million).

e)	Finance costs

Finance costs are recognized as expenses in the period in which they are incurred. Interest on borrowings are recognized using the effective interest method.

f)	Income tax

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided when it is more likely than not that some portion of the deferred tax asset will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Group recognizes the effect of income tax positions or benefit from uncertain tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Group records interest related to unrecognized tax benefits in interest expense and penalties in selling, general, and administrative expenses. The Group has not incurred any material interest and penalties in the June 30, 2023, 2022 or 2021 periods. The Group does not have any material uncertain tax positions during the period recognized.

g)	Loans and debt securities

Loans and debt securities issued are recognized on the date when they are originated at fair value. All other financial liabilities are initially recognized on the trade date. The Group derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire. Where there is an unconditional right to defer settlement of the liability for at least 12 months after the reporting date, the loans or borrowings are classified as non-current. Finance cost includes all interest-related expenses.

h)	Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments that are readily convertible to known amounts of cash with an original maturity date of less than 90 days and which are subject to an insignificant risk of changes in value.

i)	Derivative Instruments

The Group recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. The Group evaluates its debt and equity issuances to determine if those contracts or embedded components of those contracts qualify as derivatives requiring separate recognition in the Group’s financial statements. The result of this accounting treatment is that the fair value of the embedded derivative is revalued at each balance sheet date and recorded as a liability or an asset, and the change in fair value during the reporting period is recorded in other income (expense) in the Consolidated Statements of Operations and Comprehensive Loss. The current or non-current classification of derivative instruments is reassessed at the end of each reporting period. Derivative instrument liabilities or assets are classified in the balance sheet as current or non-current liabilities or assets based on whether or not net-cash settlement of the derivative instrument is expected within twelve months of the balance sheet date.

j)	Trade and other receivables

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The Group records an allowance for estimated credit losses for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, the Group considers historical losses adjusted to take into account current market conditions and the Group’s customers’ financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns. The Group reviews its allowance for credit losses monthly. The Group does not have any off-balance-sheet credit exposure related to its customers.

Trade accounts are generally written off as bad debts when they are both in dispute and significantly aged where the recoverability is considered unlikely. Balances are not considered past due until they are 30 days after the original due date of the payment.

k)	Inventory

Inventories are measured at the lower of cost or net realizable value. The cost of inventory is determined using a weighted average approach basis and is net of any rebates and discounts received.

The costs of inventory included in the Consolidated Statements of Operations and Comprehensive Loss includes directly attributable overhead costs to manufacture, raw materials purchases, associated freight and labor costs.

The provision for impairment of inventories assessment requires a degree of estimation and judgement. The level of the provision is assessed by taking into account the recent sales experience, the aging of inventories and other factors that affect inventory obsolescence. The inventory obsolescence provision recognized as of June 30, 2023 is $0.7 million (June 30, 2022: $0.5 million).

l)	Property, plant and equipment

Recognition and measurement

The Group’s fixed assets are stated at cost. Fixed assets, excluding freehold land, are depreciated on a straight-line and declining balance basis over the assets useful life to the Group, commencing when the asset is ready for use.

Depreciation

Leasehold improvements are amortized over the shorter of either the unexpired period of the lease or their estimated useful life.

The depreciation rates generally used for each class of depreciable asset are shown below:

●	Plant and equipment 12.5% - 33.34%
●	Furniture, Fixtures and Fittings 10.00%
●	Motor Vehicles 33.34%
●	Office Equipment 20.00%
●	Computer Equipment 33.34%

An item of fixed asset and any material part initially recognized is derecognized upon disposal.

Any gain or loss arising on de-recognition of the fixed asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the Consolidated Statements of Operations and Comprehensive Loss when the asset is derecognized.

At the end of each annual reporting period, the depreciation method, useful life and residual value of each asset is reviewed. Any revisions are accounted for prospectively as a change in estimate.

The costs of maintenance and repairs are expensed as incurred. Software as a service (“SaaS”) usage costs are also expensed as incurred.

m)	Impairment of long-lived assets

Long-lived assets such as fixed assets subject to depreciation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Group first compares the undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its recoverable amount. Recoverable amount is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

As of June 30, 2023 and 2022 the Group determined that there were no indicators of impairment and did not recognize any impairment of its long-lived assets.

n)	Leases

The Group leases a number of office and warehouse facilities for its operations. These leases predominately relate to operating leases. The Group did not have any material finance lease arrangements in the year and as of June 30, 2023 and 2022.

The Group as Lessee

The Group assesses whether a contract is or contains a lease, at inception of a contract. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time and obtain all the output, in exchange for consideration. In such instances, the Group recognizes a right-of-use asset and a corresponding lease liability with respect to all lease agreements, except for short term leases. For these leases, the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

Measurement and presentation of lease liability

For operating leases, the lease liability is initially and subsequently measured at the present value of the unpaid lease payments at the lease commencement date. The Group has elected the practical expedient to account for lease and non-lease components as a single lease component. Therefore, the lease payments used to measure the lease liability includes the fixed consideration in the contract.

Key estimates and judgments include how the Group determines the lease term of contracts with renewal and termination options. Where this exists, management has included renewal and termination options where there is a reasonable certainty that it will be exercised. Generally, the Group’s non-cancellable leases include renewal options to extend the lease term from one to five years.

An additional key estimate and judgment is the determination of the discount rate. Topic 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. Generally, the Group cannot determine the interest rate implicit in the lease because it does not have access to the lessor’s estimated residual value or the amount of the lessor’s deferred initial direct costs. Therefore, the Group generally uses its incremental borrowing rate as the discount rate for the lease. The incremental borrowing rate is the rate of interest that the Group would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment.

The lease liability is separately disclosed on the Consolidated Statement of Financial Position. The liabilities which will be repaid within twelve months are recognized as current and the liabilities which will be repaid in excess of twelve months are recognized as non-current.

The lease liability is subsequently measured by reducing the balance to reflect the principal lease repayments made and increasing the carrying amount by the interest on the lease liability.

The Group is required to remeasure the lease liability and make an adjustment in the following instances:

●	The term of the lease has been modified or there has been a change in the Group’s assessment of a purchase option being exercised, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.
●	A lease contract is modified, and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate; and
●	The lease payments are adjusted due to changes in the index or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using the initial discount rate. However, if a change in lease payments is due to a change in a floating interest rate, a revised discount rate is used.

Extension options

The lease term for the Group’s leases includes the non-cancelable period of the lease plus any additional periods covered by either the Group’s option to extend (or not to terminate) the lease that the Group is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor.

o)Trade and other payables

Trade and other payables are recognized as liabilities for goods and services provided to the Group prior to the end of the financial year and which are unpaid. Due to their short-term nature, they are measured at amortized cost and are not discounted. The amounts are unsecured and are usually paid within 30 days of recognition.

p)Transaction and offer related fees

Transaction and offering related fees relates to advisory fees outstanding in relation to the special purpose acquisition company listing and are expected to be settled in cash. Amounts recognized as at June 30, 2023 include balances previously recognized as provisions, which have now been re-classified out of provisions where the amounts are known. The Group and the related suppliers have mutually agreed to extend the due date of the payable balances to July 1, 2024, and should the Group raise sufficient capital, the amounts may be paid prior to that date.

q)Warranties

The Group provides a manufacturer’s standard warranty as required by local laws in the relevant jurisdiction on all electric vehicle chargers sold. The Group recognizes a warranty provision for the products sold based on the present value of future cash flows estimated to be required to settle the warranty obligation. The future cash flows have been estimated by reference to the Group’s history of warranty claims.

The Group considers the standard warranty does not provide an incremental service to customers but is rather an assurance on the quality of the electric vehicle charger, and therefore is not a separate performance obligation.

The Group also provides extended warranty services separately to the standard warranty. The extended warranty is an incremental service provided to the customers and as such the extended warranty is a separate performance obligation distinct from other promises and should be accounted for in accordance with ASC 606.

The portion of the warranty provision expected to be incurred within the next 12 months is included within current provisions, while the remaining balance is included within non-current provisions in the Consolidated Statement of Financial Position. Warranty expense is recorded as a component of cost of goods sold in the Consolidated Statements of Operations and Comprehensive Loss.

r)Employee benefits

Liabilities in respect of employee benefits which are not due to be settled within twelve months are discounted at period end using rates which most closely match the terms of maturity of the related liabilities. Employee benefits expected to be settled more than one year after the end of the reporting period have been measured at the present value of the estimated future cash outflows to be made for those benefits. In determining the liability, consideration is given to employee wage increases and the probability that the employee may satisfy vesting requirements.

Wages, salaries, annual and long service leave

The provision for employee entitlements to wages, salaries and annual and long service leave represents the amount which the Group has a present obligation to pay resulting from employees’ services provided up to the reporting date. Provisions have been calculated based on expected wage and salary rates and include related on-costs. In determining the liability for these employee entitlements, consideration is given to estimated future increases in wage rates, and the Group’s experience with staff departures.

Pension contribution

Defined contribution pension plans exist to provide benefits for eligible employees or their dependents. Contributions by the Group are expensed to the Consolidated Statements of Operations and Comprehensive Loss as incurred.

Annual bonus

The Group recognizes a liability for bonuses based on a formula that takes into consideration the specific performance indicators outlined in employee contracts. The Group recognizes a liability where it is contractually obliged to pay an amount under the bonus plan or where there is a past practice that has created a constructive obligation.

Termination

Termination benefits are recognized as an expense when the Group is demonstrably committed, without realistic possibility of withdrawal, to a formal detailed plan to terminate employment before the normal retirement date. Termination benefits for voluntary redundancies are recognized if the Group has made an offer encouraging voluntary redundancy, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably.

Share-based compensation

Employees of the Group received remuneration in the form of share-based arrangements, whereby employees render services as consideration for equity instruments under the Groups Loan Funded Share Plan (“LFSP”), Employee Share Scheme (“ESS”), Long-Term Incentive Plan (“LTIP”), Short-Term Incentive Plan (“STIP”) or Employee Share Purchase Plan (“ESPP”) or cash settlement under the Group’s Shadow Equity Plan (SEP).

Awards issued under the Group’s SEP were originally cash-settled arrangements. However, subsequent to the Business Combination, Tritium DCFC’s board of directors made a determination that the benefit owed to participants under the SEP could be paid to participants in the form of cash or shares and settle awards through the issuance of Ordinary Shares. The SEP fully vested at June 30, 2022 and no further issuances were made during the year ended June 30, 2023.

Awards issued under the other plans are equity settled arrangements and are measured at the fair value of these awards at the grant date. A Black-Scholes model is utilized to estimate the fair value of the awards.

For share-based compensation, the expense is measured at the grant date, based on the fair value of the award considering the market conditions, and then recorded over the requisite service period if the performance condition is probable. Where the service period has commenced prior to the grant date, an estimate of the fair value of the award has been determined to record the requisite expense. The Group recognizes share-based compensation over the period during which an employee is required to provide a service in exchange for the award.

In respect of the LFSP, because there was no public market for common stock when this plan was introduced, the fair value of the common stock at the time of grant is considered the price per share paid by investors in the company’s private financings in addition to independent external valuations obtained. Additionally, in applying the Black-Scholes model, the Group has assessed the implied volatility utilized by estimating based on similar publicly traded peer companies (as it has no company-specific performance measures). The Group recognizes the share-based compensation expense for LFSP at the grant date as there are no service conditions attached to LFSP equity awards. Further details as to the inputs into the fair value of the respective grants is outlined in Note 25.

s)Net loss per share

The net loss per share information is determined using the legal share capital structure of Tritium DCFC. Net loss per share for the prior reporting periods has been revised using the exchange ratio established in the BCA. Refer to Note 23 for additional details.

Diluted loss per share is computed by dividing loss available to common stockholders by the weighted-average number of share of common stock outstanding during the period increased to include the number of additional common stock that would have been outstanding if the potentially dilutive securities had been issued, using the treasury-share method. As the Group incurred losses for all periods presented, potentially dilutive securities have been excluded from fully diluted loss per share as their impact is anti-dilutive and would reduce the loss per share.

t)Fair value measurements

The Group uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

●	Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
●	Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
●	Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is material to the fair value measurement.

u)Foreign currency translation

Transactions and balances

Tritium DCFC Limited, the legal parent entity’s functional currency is United States Dollars (USD), and its subsidiaries have Australian Dollars (AUD), United States Dollars (USD), Euro (EUR) and British Pound (GBP) as their functional currency.

Foreign currency transactions

Foreign currency transactions are translated into the subsidiaries’ functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at financial year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the Consolidated Statements of Operations and Comprehensive Loss.

Foreign operations

The assets and liabilities of the subsidiaries are translated into USD using the exchange rates at the reporting date. The revenues and expenses of such group entities are translated into USD using the average exchange rates, which approximate the rates at the dates of the transactions, for the period. All resulting foreign exchange differences are recognized in accumulated other comprehensive loss in stockholder’s deficit.

The cumulative translation adjustment is recognized in the Consolidated Statements of Operations and Comprehensive Loss when the foreign operation or net investment is disposed of.

For each entity, the Group determines the functional currency. Items included in the financial statements of each entity are measured using that functional currency.

v)Current and non-current classification

The Group presents assets and liabilities in the balance sheet based on current/non-current classification.

An asset is current when it is:

●	Expected to be realized or intended to be sold or consumed in the normal operating cycle; or
●	Held primarily for the purpose of trading; or
●	Expected to be realized within twelve months after the reporting period; or
●	Cash or cash equivalents unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is current when:

●	It is expected to be settled in the normal operating cycle; or
●	It is held primarily for the purpose of trading; or
●	It is due to be settled within twelve months after the reporting period; or
●	Short-term loans are classified as long term if the entity intends to refinance the loan on a long-term basis and, prior to issuing the financial statements, the entity can demonstrate an ability to refinance the loan by meeting specific criteria.

w)Concentrations of credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Group.

Credit risk arises from cash and cash equivalents, and deposits with banks and financial institutions, as well as credit exposure to wholesale and retail customers, including outstanding receivables and committed transactions. Customer terms range from 7 to 60 days.

Trade receivables consist of customers, spread across a diverse geographical area. Ongoing credit evaluation is performed on the financial condition of accounts receivable.

Management considers that all of the financial assets that are not impaired for each of the reporting dates under review are of good credit quality, including those that are past due. Refer to Note 9 for the associated expected credit loss calculations.

The credit risk for liquid funds and other short-term financial assets is considered negligible since the counterparties are reputable banks with high quality external credit ratings.

The Group has no material concentration of credit risk with respect to any single counterparty or group of counterparties.

On a geographical basis, the Group’s credit risk exposure is spread across multiple regions, not just Australia.

x)Risks and uncertainties

The Group operates in an industry that is subject to intense competition, government regulation and rapid technological change. The Group’s operations are subject to material risk and uncertainties including financial, operational, technological, regulatory, and other risks, including the potential risk of business failure.

The effects of the COVID-19 pandemic have impacted our business and customers. Government responses to the COVID-19 pandemic have resulted in international travel and other restrictions, which has limited our access to key personnel, impacted our ability to expand and increased the risk that new manufacturing facilities may take longer to come online, may be more expensive than expected and may not deliver the expected benefits on schedule or at all. Such impacts may negatively affect our revenue and ability to generate profits in the future. The COVID-19 pandemic has also prompted a trend towards expanded contractual liability, including penalties for delivery delays for suppliers under force majeure clauses, which could have a material adverse effect on our business and results of operations.

The impact of the COVID-19 pandemic on international shipping and air freight, including fewer available shipping and air providers and routes and significantly increased costs, has increased our cost of goods sold and may continue to increase cost of goods sold in the future. Additionally, any future shipping or air freight delays as a result of the COVID-19 pandemic, or any future pandemic or resurgence, could have a material adverse effect on our business and results of operations.

Further, the COVID-19 pandemic has affected the manner in which our inventory is managed, resulting in downward pressure on inventory turnover, which, in turn, has negatively impacted our working capital. As of June 30, 2023, the Group’s inventory increased to $140.3 million, compared to $54.3 million as of June 30, 2022.

y)Warrant Liabilities

The Group assumed 13,416,592 publicly-traded warrants (“Public Warrants”) and 8,366,667 private placement warrants issued to Decarbonization Plus Acquisition Sponsor II LLC, the sponsor of DCRN (“Private Placement Warrants” and, together with the Public Warrants, the “Common Stock Warrants”) upon the Business Combination, all of which were issued in connection with DCRN’s initial public offering and subsequent overallotment and entitle the holder to purchase one share of the Company’s Common Stock, par value $0.0001 (“Common Stock”), at an exercise price of $10.00 per share. During the fiscal year ended June 30, 2023, 10,146 (2022: 4,379,462) Public Warrants and zero (2022: 8,125,520) Private Placement Warrants were exercised. The remaining 9,026,984 Public Warrants and 241,147 Private Warrants remain outstanding. The Public Warrants, prior to their redemption, were publicly traded and were exercisable for cash unless certain conditions occurred, the Company has redemption rights under certain conditions, at which time the warrants could be cashlessly exercised, or the Company’s failure to have an effective registration statement related to the shares issuable upon exercise. The Private Placement Warrants are not redeemable for cash so long as they are held by the initial purchasers or their permitted transferees but may be redeemable for Common Stock if certain other conditions are met. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants are redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The Company evaluated the Common Stock Warrants and concluded that they do not meet the criteria to be classified within stockholders’ equity. The agreement governing the Common Stock Warrants includes a provision (“Replacement of Securities Upon Reorganization”), the application of which could result in a different settlement value for the Common Stock Warrants depending on their holder. Because the holder of an instrument is not an input into the pricing of a fixed-for-fixed option on the Company’s ordinary shares, the Private Placement Warrants are not considered to be “indexed to the Company’s own stock.” In addition, the provision provides that in the event of a tender or exchange offer accepted by holders of more than 50% of the outstanding shares of the Company’s ordinary shares, all holders of the Common Stock Warrants (both the Public Warrants and the Private Placement Warrants) would be entitled to receive cash for all of their Common Stock Warrants. Specifically, in the event of a qualifying cash tender offer (which could be outside of the Company’s control), all Common Stock Warrant holders would be entitled to cash, while only certain of the holders of the Company’s ordinary shares may be entitled to cash. These provisions preclude the Company from classifying the Common Stock Warrants in stockholders’ equity. As the Common Stock Warrants meet the definition of financial liability, the Company has recorded these warrants as liabilities in the consolidated statement of financial position at fair value, with subsequent changes in their respective fair values recognized in the consolidated statements of operations and comprehensive loss at each reporting date.

During the year ended June 30, 2023, the Group issued 2,166,229 warrants in conjunction with refinancing of the senior debt facility and the Accordion facility (the “Financing Warrants”). The warrants vest in three equal tranches over a period of eighteen months and entitle the holder to purchase one share of the Group’s common stock, at an exercise price of $0.0001 per share. During the fiscal year ended June 30, 2023, 992,856 warrants were exercised. At June 30, 2023, 1,173,373 warrants remain outstanding. The terms of the warrants also allow a ‘cashless exercise’ by the holder, at their discretion, wherein, the Group will deliver a net number of shares to the holder, without any cash receipts. The terms of the warrant also provide for a minimum guaranteed value that will be delivered by the Group to the holder of the warrants, varying with the date on which the warrants are exercised. Any shortfall in the guaranteed value may be delivered by the Group in the form of additional ordinary shares or cash, at its discretion, except where the delivery of additional ordinary shares will result in the holder acquiring an equity interest in the group exceeding 10% (or 20% with its affiliates), in such situations the additional guaranteed value must be delivered in cash.

The Group evaluated the warrants and concluded that they do not meet the criteria to be classified within stockholders’ equity. This is primarily based on the fact that the Group may be obligated to deliver cash to the warrant holders, to deliver the minimum guaranteed value. As such, the warrants have been classified as a financial liability measured at fair value with subsequent changes in fair value recorded in the Consolidated Statements of Operations and Comprehensive Loss.

z)Contributed Equity

As of June 30, 2023, there were 160,036,639 shares of Common Stock issued (2022: 153,094,269). As of June 30, 2021, there were 5,468,249 legacy Tritium class C shares outstanding which were fully converted into the Company’s Common Stock during the year ended June 30, 2022.

The terms, rights, preferences, and privileges of the Common Stock are as follows:

Voting Rights

Each holder of Common Stock are entitled to one vote for each common share held on all matters submitted to a vote of the stockholders, including the election of directors.

Dividends

The holders of the Company’s outstanding Common Stock are entitled to receive dividends, if any, as may be declared by the Group’s board of directors out of legally available funds.

Liquidation

In the event of the Group’s liquidation, dissolution or winding up, holders of Common Stock will be entitled to shares ratably in the net assets legally available for distribution to stockholders after the payment of all the Group’s debts and other liabilities.